Revenue from Contracts with Customers - Significant Changes in Contract Assets and Contract Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Change In Contract With Customer, Asset And Liability [Roll Forward]
Contract assets, beginning balance	$ 0	$ 1
Contract liabilities, beginning balance	(29)	(21)
Contract assets (liabilities), net, beginning balance	(29)	(20)
Amortization of revenue that was included in the beginning contract liability balance	23	14
Cash received, excluding amounts recognized as revenue	(25)	(22)
Cash received against the beginning contract asset balance		(1)
Contract assets, ending balance	0	0
Contract liabilities, ending balance	(31)	(29)
Contract assets (liabilities), net, ending balance	$ (31)	$ (29)